Retirement Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 14—RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $394 in 2014 and $204 in 2013. In conjunction with freezing the pension plan, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee’s contribution to 100% of an employee’s first three percent contributed and 50% of the next two percent contributed. This change took place on July 1, 2014.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1⁄2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014. This curtailment resulted in a reduction to the projected benefit obligation of $4,039. Also, the curtailment resulted in an increase in accumulated other comprehensive loss of $2,666.

Information about the pension plan is as follows.

	2014	2013
Change in benefit obligation:
Beginning benefit obligation	$18,456	$21,604
Service cost	306	1,204
Interest cost	639	884
Curtailment gain	(4,039)	—
Settlement loss	55	821
Actuarial (gain)/loss	3,007	(1,272)
Benefits paid	(1,471)	(4,785)

Ending benefit obligation	16,953	18,456

Change in plan assets, at fair value:
Beginning plan assets	15,466	13,441
Actual return	703	1,943
Employer contribution	1,515	4,900
Benefits paid	(1,471)	(4,785)
Administrative expenses	(29)	(33)

Ending plan assets	16,184	15,466

Funded status at end of year	$(769)	$(2,990)

Amounts recognized in accumulated other comprehensive income at December 31, consist of unrecognized actuarial loss of $3,777, net of $1,946 tax in 2014 and $4,588, net of $2,364 tax in 2013.

The accumulated benefit obligation for the defined benefit pension plan was $16,953 at December 31, 2014 and $14,537 at December 31, 2013.

The components of net periodic pension expense were as follows.

	2014	2013
Service cost	$306	$1,204
Interest cost	639	884
Expected return on plan assets	(1,021)	(965)
Net amortization and deferral	334	698

Net periodic benefit cost	$258	$1,821

Net loss (gain) recognized in other comprehensive income	(1,228)	(4,406)

Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$(970)	$(2,585)

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $265.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2014	2013
Discount rate on benefit obligation	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	0.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2014	2013
Discount rate on benefit obligation	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2014 was zero.

The Company’s pension plan asset allocation at year-end 2013 and 2014 and target allocation for 2015 by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year- end
Asset Category	2015	2014	2013
Equity securities	20-50%	46.7%	46.5%
Debt securities	30-60	48.3	53.0
Money market funds	20-30	5.0	0.5

Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 7.00% in 2014 and 2013. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

Since the plan is frozen, the Company does not expect to make a contribution to its pension plan in 2015. Employer contributions totaled $1,515 in 2014. The decrease in the benefit obligation, contributions and the increase in plan assets led to a change in funded status from $(2,990) to $(769).

The following tables set forth by level, within the fair value hierarchy, the Pension Plan’s assets at fair value as of December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3	$—	$—	$3
Money market funds	91	—	—	91
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,802	—	—	7,802
Equities	6,383	—	—	6,383
Equity market funds:
Commodity mutual funds	19	—	—	19
International	342	—	—	342
Large cap	1,150	—	—	1,150
Mid cap	253	—	—	253
Small cap	118	—	—	118

Total assets at fair value	$16,184	$—	$—	$16,184

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$79	$—	$—	$79
Bond mutual funds	48	—	—	48
Common/collective trust:
Bonds	8,140	—	—	8,140
Equities	5,439	—	—	5,439
Equity market funds:
Commodity mutual funds	21	—	—	21
International	337	—	—	337
Large cap	1,093	—	—	1,093
Mid cap	181	—	—	181
Small cap	128	—	—	128

Total assets at fair value	$15,466	$—	$—	$15,466

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2015	$234
2016	297
2017	457
2018	481
2019	581
2020 through 2024	3,843

Total	$5,893

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2014, was $1,498, compared to $1,111 at December 31, 2013. The expense related to the SERP was $398 for 2014 and $412 for 2013. Distributions to participants made in 2014 totaled $11. No SERP distributions to participants were made in 2013.